REVENUE	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
REVENUE

18.	REVENUE

Revenues earned are comprised of lease and service of $2,333,604 (2023 –$1,579,905 and 2022- 222,406) for the year ended December 31, 2024 and sale of products of $2,452,107 (2023 –$1,905,242 and 2022- $1,545,968). For the years ended December 31, 2024, 2023 and 2022, the Company had one major customer from whom revenues are earned. Please refer to note 14 to this financial statement for the details regarding revenue from the major customer.